CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital		Share premium and other capital reserve	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2014	$ 140		$ 175,553	$ (222)	$ (59,389)	$ 116,082
Net loss					(17,213)	(17,213)
Exercise of options		[1]	296			296
Other comprehensive income				222		222
Share-based compensation			4,365			4,365
Balance at Dec. 31, 2015	140		180,214		(76,602)	103,752
Net loss					(19,592)	(19,592)
Exercise of options	1		185			186
Share-based compensation			2,943			2,943
Balance at Dec. 31, 2016	141		183,342		(96,194)	87,289
Net loss					(20,838)	(20,838)
Exercise of options	1		682			683
Share-based compensation			2,244			2,244
Balance at Dec. 31, 2017	$ 142		$ 186,268		$ (117,032)	$ 69,378

[1]	Represents an amount lower than $1